Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment, gross	$ 4,764,966	$ 353,057
Less: accumulated depreciation	504,364	6,470
Property, plant and equipment, net	4,260,602	346,587
Building [Member]
Property, plant and equipment, gross	1,488,396
Computer equipment [Member]
Property, plant and equipment, gross	64,911	14,057
Furniture, fixture, and office and medical equipment [Member]
Property, plant and equipment, gross	262,819
Leasehold improvements [Member]
Property, plant and equipment, gross	664,713
Laboratory equipment [Member]
Property, plant and equipment, gross	2,045,034	339,000
Motor vehicle [Member]
Property, plant and equipment, gross	$ 239,093